Changes in Carrying Amount of Intangible Assets (Parenthetical) (Detail) (Common Class A, TMCL)	Nov. 01, 2007
Common Class A | TMCL
Finite-Lived Intangible Assets [Line Items]
Number of Class A common shares of TMCL purchased	3,000